MATERIAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Caylloma
Significant Accounting Policies
Conversion factors related to inferred resources	90.00%	90.00%
Percentage of inferred resources	49.00%	42.00%
Restricted Share Units
Significant Accounting Policies
vesting period	3 years
Performance Share Units
Significant Accounting Policies
vesting period	3 years